Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
TEMPO AUTOMATION INC
Stock-Based Compensation
(11)	Stock-Based Compensation

In April 2015, the board of directors adopted the 2015 Equity Incentive Plan (“the Plan”), which was subsequently approved by the Company’s stockholders. As of September 30, 2022, through multiple amendments approved by the Company’s stockholders, the share reserve was increased to 27,712,681 shares.

The Plan permits the granting of incentive stock options, non-statutory stock options, and restricted stock to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and consultants, and to promote the success of the Company’s business. The board of directors, at its sole discretion, shall determine the exercise price but subject to certain terms in the Plan.

Options granted under the Plan expire 10 years from the date of grant. First time grants of incentive stock options and non-statutory options generally vest at a rate of 25% on the first anniversary of the grant date and then ratably monthly over the next three years. Upon termination of employment, any unvested options are automatically returned to the Company. In general, vested options that were not exercised within three months after termination are surrendered back to the Company. These options are added back to the Plan and made available for future grants.

In general, the awards issued by the Company are service based options, however, in July 2020, the Company issued 258,368 performance-based options to the chief financial officer of the Company which vest 100% subject to the occurrence of a qualified transaction within 36 months of its date of grant. Additionally, in March 2021, the Company issued 1,245,641 performance-based options to management employees and board of directors which vest 100% subject to the occurrence of a qualified transaction. In November 2021, the Company’s board of directors approved to (i) reduce the July 2020 grant achievement period by approximately six months; and (ii) extend the March 2021 grants achievement period by 12 months.

In March 2022, one of the Company’s executives was terminated and the 330,708 unvested options were modified to include a performance condition. The unvested options will vest upon a change of control within three months of the modification date. As of June 30, 2022, the performance condition was not met. As a result, no stock-based compensation was recorded and the unvested options were forfeited during the three months ended June 30, 2022.

In August 2022, the Company’s board of directors approved the (i) modification of 867,461 unvested service based options of three terminated executives to include a performance condition; (ii) cancellation of 254,113 performance options issued in March 2021 and (iii) modification of 50,391 performance options granted in March 2021 to reduce the grant achievement period to November 2022.

As a result of the modifications, the total fair value of the performance based options decreased from $8.8 million to $7.4 million primarily due to the decrease in Company’s common stock fair value.

The Company recorded $0 compensation expense for these performance-based options for the nine months ended September 30, 2022 as achievement of the vesting condition was not deemed probable of occurring.

Restricted Stock Unit Issuance

On September 9, 2022, Tempo issued 9,500,000 retention awards in the form of restricted stock units of Tempo (“Tempo RSUs”) to certain eligible employees and directors of Tempo. On September 23, 2022, ACE and Tempo entered into the Second Amendment to the Amended and Restated Agreement and Plan of Merger, pursuant to which the parties agreed, among other things, that all awards of Tempo RSUs that are outstanding at the closing of the Business Combination will, at the Effective Time, be converted into (a) restricted stock unit awards covering shares of Tempo common stock (“Tempo RSUs”) and (b) the right to receive a number of Tempo Earnout Shares.

Out of the above approved and issued RSUs, 4,750,000 RSUs were subject to service based conditions which shall vest at a rate of 33.33% on the first anniversary of the grant date and then ratably quarterly over the next two years. The Company recorded $29 thousand compensation expense for these service based RSUs for the nine months ended September 30, 2022.

The remaining 4,750,000 RSUs were subject to performance based conditions, 50% of which will vest upon achieving $15.0 million in quarterly revenue of Tempo and the remaining 50% will vest upon achieving $5.0 million in adjusted EBITDA of Tempo. The total fair value of these performance based RSUs was $4.3 million. The Company recorded $0 compensation expense for these performance based RSUs for the nine months ended September 30, 2022 as achievement of the vesting condition was not deemed probable of occurring.

As of September 30, 2022 and December 31, 2021, there were 3,114,353 and 1,050,574 common shares, respectively, available for issuance under the Plan.

A summary of option activity under the Plan is as follows:

	Options outstanding
		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise price	contractual term	intrinsic value
	shares	per share	(in years)	(in thousands)
Outstanding – January 1, 2022	16,457,475	$1.36	7.96	$104,554
Options granted	996,055	3.33
Options exercised	(48,049)	1.03
Options forfeited	(2,872,385)	2.24
Options expired	(136,197)	1.06
Outstanding – September 30, 2022	14,396,899	1.32	6.89	$7,582
Vested during the period	2,137,947	1.62	7.13	817
Vested at end of period	9,643,506	1.11	5.90	5,500
Exercisable at the end of the period	9,648,520	1.12	5.90	5,501
Shares expected to vest	3,503,497	2.02	8.52	1,270
Vested and expected to vest	13,147,003	1.36	6.60	6,770

Determination of Fair Value

The Company estimates the fair value of share-based compensation for stock options and restricted stock units utilizing the BSM option pricing model, which is dependent upon several variables, discussed below. These amounts are estimates and, thus, may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation using the straight-line basis over the requisite service period, which is generally the vesting period of the respective award.

Fair Value of Common Stock: The fair value of our common stock underlying the stock option awards is determined by the board. Given the absence of a public trading market, the board considered numerous objective and subjective factors to determine the fair value of our common stock at each meeting at which awards are approved. These factors included, but are not limited to: (i) contemporaneous third-party valuations of common stock; (ii) the rights, preferences and privileges of convertible preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) stage and development of the Company’s business; (v) general economic conditions; and (vi) the likelihood of achieving a liquidity event, such as an initial public offering (“IPO”) or sale of the Company, given prevailing market conditions. To evaluate the fair value of the underlying shares for grants between two independent valuations and after the last independent valuation, a linear interpolation framework is used to evaluate the fair value of the underlying shares.

Expected Term: The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and primarily calculated as the average of the option vesting and contractual terms, based on the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

Expected Volatility: Since the Company does not have a trading history of its common stock, the expected volatility was derived from the average historical stock volatilities of several public companies within the Company’s industry that it considers to be comparable to its business over a period equivalent to the expected term of the stock option grants.

Risk-Free-Interest-Rate: The Company bases the risk-free interest rate on the implied yield available on U.S. Treasury zero-coupon issues with remaining term equivalent to expected term.

Expected Dividend: The Company has not issued any dividends in its history and does not expect to issue dividends over the life of the options and, therefore, has estimated the dividend yield to be zero.

The following assumptions were used to calculate the fair value of options granted during the nine months ended September 30, 2022:

Nine Months Ended
September 30, 2022
Expected term	0.50 - 5.86 years
Expected volatility	55.92% - 66.32%
Risk-free interest rate	1.54% - 3.00%
Expected dividends	0%

Stock-based compensation expense

The following table summarizes stock-based compensation expense and its allocation within the accompanying statements of operations during the nine months ended September 30, 2022 and 2021 (in thousands):

	2022	2021
Cost of goods sold	$441	$119
Research and development	556	303
Sales and marketing	381	205
General and administrative	945	1,057
Total stock-based compensation expense	$2,323	$1,684

As of September 30, 2022, there were a total of $5.8 million and $7.5 million of unrecognized employee compensation costs related to service based options and RSUs, respectively, excluding unrecognized costs associated with performance-based stock options and RSUs. Such compensation cost is expected to be recognized over a weighted-average period of approximately 2.24 years and 2.94 years for service based options and RSUs, respectively.

(14)	Stock-Based Compensation

In April 2015, the board of directors adopted the 2015 Equity Incentive Plan (“the Plan”), which was subsequently approved by the Company’s stockholders. The Company initially reserved a total of 1,902,688 shares of common stock for issuance under the Plan. Between August 2015 and December 2021, through multiple amendments approved by the Company’s stockholders, the share reserve was increased to 18,212,681 shares of common stock.

The Plan permits the granting of incentive stock options, non-statutory stock options, and restricted stock to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees and consultants, and to promote the success of the Company’s business. The board of directors, at its sole discretion, shall determine the exercise price but subject to certain terms in the Plan.

Options granted under the Plan expire 10 years from the date of grant. First time grants of incentive stock options and non-statutory options generally vest at a rate of 25% on the first anniversary of the grant date and then ratably monthly over the next three years. Upon termination of employment, any unvested options are automatically returned to the Company. In general, vested options that were not exercised within three months after termination are surrendered back to the Company. These options are added back to the Plan and made available for future grants.

In general, the awards issued by the Company are service based options, however, in July 2020, the Company issued 258,368 performance-based options to the chief financial officer of the Company which vest 100% subject to the occurrence of a qualified transaction within 36 months of its date of grant. Additionally, in March 2021, the Company issued 1,245,641 performance-based options to management employees and board of directors which vest 100% subject to the occurrence of a qualified transaction. In November, 2021, the Company’s board of directors approved to (i) reduce the July 2020 grant achievement period by approximately six months; and (ii) extend the March 2021 grants achievement period by 12 months. As a result of the modifications, the total fair value of these performance-based options increased from $1.4 million to $8.8 million primarily due to the increase in Company's common stock fair value.

The Company recorded $0 compensation expense for these performance-based options for the year ended December 31, 2021 and 2020 as achievement of the vesting condition was not deemed probable of occurring.

As of December 31, 2021 and 2020, there were 1,050,574 and 859,468 shares, respectively, available for the Company for issuance under the Plan.

A summary of option activity under the Plan is as follows:

	Options outstanding
		Weighted	Weighted
		average	average	Aggregate
	Number of	exercise price	contractual term	intrinsic value
	shares	per share	(in years)	(in thousands)
Outstanding – January 1, 2021	10,364,039	$0.98
Options granted	7,002,296	1.89
Options exercised	(264,208)	0.48
Options forfeited	(492,049)	1.37
Options expired	(152,603)	1.23
Outstanding - December 31, 2021	16,457,475	$1.36	7.96	$104,554
Vested during the period	2,265,763	1.17	8.19	51,807
Vested at end of period	7,689,805	0.97	6.43	51,807
Exercisable at the end of the period	7,747,264	0.97	6.43	52,181
Shares expected to vest	7,263,661	1.85	9.20	42,565
Vested and expected to vest	14,953,466	1.40	7.77	94,372

Restricted Stock Awards

In April 2015, as mentioned in the section above, the Company adopted the Plan to permit granting restricted stock to employees and consultants. Pursuant to the Plan, the Company entered into restricted stock award agreements with employees and consultants and the holder of the restricted stock has the rights equivalent to those of a holder of the Company’s common stock.

In addition to the participant receiving the restricted stock under the Plan the agreements grants the Company a repurchase option exercisable upon the voluntary or involuntary termination of the participants’ continuous service for any reason at a purchase price for shares equal to the original purchase price paid by the purchaser to the Company for such shares and may be paid by cancellation of any indebtedness of the purchaser to the Company.

There was no activity related to restricted stock during the year ended December 31, 2021.

Determination of Fair Value

The Company estimates the fair value of share-based compensation for stock options utilizing the BSM option pricing model, which is dependent upon several variables, discussed below. These amounts are estimates and, thus, may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes compensation using the straight-line basis over the requisite service period, which is generally the vesting period of the respective award.

Fair Value of Common Stock: The fair value of our common stock underlying the stock option awards is determined by the board. Given the absence of a public trading market, the board considered numerous objective and subjective factors to determine the fair value of our common stock at each meeting at which awards are approved. These factors included, but are not limited to: (i) contemporaneous third-party valuations of common stock; (ii) the rights, preferences and privileges of convertible preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) stage and development of the Company’s business; (v) general economic conditions; and (vi) the likelihood of achieving a liquidity event, such as an initial public offering (“IPO”) or sale of the Company, given prevailing market conditions. To evaluate the fair value of the underlying shares for grants between two independent valuations and after the last independent valuation, a linear interpolation framework is used to evaluate the fair value of the underlying shares.

Expected Term: The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and primarily calculated as the average of the option vesting and contractual terms, based on the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

Expected Volatility: Since the Company does not have a trading history of its common stock, the expected volatility was derived from the average historical stock volatilities of several public companies within the Company’s industry that it considers to be comparable to its business over a period equivalent to the expected term of the stock option grants.

Risk-Free-Interest-Rate: The Company bases the risk-free interest rate on the implied yield available on U.S. Treasury zero-coupon issues with remaining term equivalent to expected term.

Expected Dividend: The Company has not issued any dividends in its history and does not expect to issue dividends over the life of the options and, therefore, has estimated the dividend yield to be zero.

The following assumptions were used to calculate the fair value of option granted during the years ended December 31, 2021 and 2020:

	During the years ended December 31,
	2021	2020
Expected term	5.00 - 6.08 years	5.15 – 6.53 years
Expected volatility	61.44% - 67.12%	51.15% – 59.84%
Risk-free interest rate	0.41% - 1.35%	0.27% – 1.63%
Expected dividends	0.0%	0.0%
Fair value of common stock	$1.41 - $6.08	$1.01 - $1.46

Stock-based compensation expense

The following table summarizes stock-based compensation expense and its allocation within the accompanying statements of operations during the years ended December 31, 2021 and 2020 (in thousands):

	2021	2020
Cost of goods sold	$276	$115
Research and development	540	87
Sales and marketing	402	169
General and administrative	1,320	885
Total stock-based compensation expense	$2,538	$1,256

As of December 31, 2021 there was a total of $11.0 million of unrecognized employee compensation costs related to non-vested and non-performance-based stock option grants, which is expected to be recognized over a weighted-average period of approximately 2.87 years.

Secondary Sale Transactions

In June, 2021, an investor in the Company purchased shares from a founder and a former employee at a purchase price that was above the then-current fair value. Since the purchasing parties are holders of economic interest in the Company and acquired shares are at a price in excess of fair value of such shares, the amount paid in excess of the fair value at the time of the secondary sale was recognized as stock-based compensation expense.

Total stock-based compensation expense related to this secondary sale transaction of $0.3 million is included in the statements of operations for the year ended December 31, 2021.

In October, 2021, a growth fund purchased shares from a founder and a former employee at a purchase price that was below the then-current fair value. Accordingly, no incremental compensation expense was recognized by the Company for this secondary sale transaction.